UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                        ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue
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           New York, NY  10022
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           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Senior Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David O Connor          New York, New York            2/13/09
------------------------   ------------------------------  ----------
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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          29
                                               -------------

Form 13F Information Table Value Total:           $335,611
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.












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
         Name of          Title of            Value  Shrs of    SH/   PUT/  Investme Other
          Issuer            Class    CUSIP   (x1000) PRN AMT   PRN    CALL  DiscretiManager Sole Shared
AMB PROPERTY CORP            COM   00613T109  33548   1432441                 Sole          Sole
APARTMENT INV & MGMT CO      COM   03748R101   5822    504079                 Sole          Sole
BRE PROPERTIES, INC          COM   05564E106  31077   1110685                 Sole          Sole
BRE PROPERTIES, INC. 4.125  NOTE   05564EBH8  25022  33700000                 Sole          Sole
BROOKFIELD PROPERTIES CORP   COM   112900105   5161    667700                 Sole          Sole
CAPITAL LEASE FUNDING INC    COM   140288101   5108   2952638                 Sole          Sole
CAPITAL SENIOR LIVING CORP   COM   140475104   4161   1396209                 Sole          Sole
COUSINS PPTYS INC            COM   222795106   8001    577709                 Sole          Sole
DCT INDUSTRIAL TRUST INC     COM   233153105   8957   1770241                 Sole          Sole
EXTRA SPACE STORAGE INC.     COM   30225T102   5798    561808                 Sole          Sole
GRAMERCY CAPITAL CORP        COM   384871109   1074    838900                 Sole          Sole
HFF, INC                     COM   40418F108   3871   1579925                 Sole          Sole
ING CLARION GBL RE FD        COM   44982G104   4665   1172149                 Sole          Sole
LIBERTY PROPERTY TRUST       COM   531172104  16255    712000                 Sole          Sole
MACK-CALI REALTY CORP        COM   554489104   8443    344609                 Sole          Sole
CAPITAL TRUST                COM   14052H506   1531    425200                 Sole          Sole
POST PROPERTIES INC          COM   737464107  40347   2445298                 Sole          Sole
PS BUSINESS PARKS, INC.      COM   69360J107   3970     88900                 Sole          Sole
PUBLIC STORAGE               COM   74460D109  19907    250400                 Sole          Sole
RAMCO-GERSHON PPTYS          COM   751452202   1768    286158                 Sole          Sole
REIS, INC                    COM   75936P105   2628    525600                 Sole          Sole
SPDR S&P HOMEBUILDERS        COM   78464A888   1977    165000                 Sole          Sole
STRATEGIC HOTELS AND RESOR   COM   86272T106   9199   5475850                 Sole          Sole
STRATUS PPTYS INC            COM   863167201   5891    472765                 Sole          Sole
SUNRISE SENIOR LIVING INC    COM   86768K106   6894   4103820                 Sole          Sole
THOMAS PROPERTY GROUP        COM   884453101  10814   4175200                 Sole          Sole
VORNADO REALTY L.P. 2.85    DBCV   929042AC3  17700  24000000                 Sole          Sole
VORNADO REALTY TRUST         COM   929042109  38159    632300                 Sole          Sole
WA REAL ESTATE INVEST TRUS  NOTE   939653AK7   7862  10100000                 Sole          Sole
